Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	₩ 13,569,402
Cash flows from financing activities	770,949
Gain or loss on foreign currency translation	(298,425)
Effective interest adjustment	20,970
Others	89,349
Ending balance	14,152,245
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	696,793
Cash flows from financing activities	(267,614)
Gain or loss on foreign currency translation	(34,273)
Ending balance	394,906
Current portion of long-term borrowings and bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	1,242,904
Cash flows from financing activities	(1,278,199)
Reclassification	2,763,075
Gain or loss on foreign currency translation	(23,627)
Effective interest adjustment	763
Others	793
Ending balance	2,705,709
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	8,799,677
Cash flows from financing activities	2,329,013
Reclassification	(1,935,274)
Gain or loss on foreign currency translation	(173,758)
Ending balance	9,019,658
Bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	2,741,516
Cash flows from financing activities	49,949
Reclassification	(827,801)
Gain or loss on foreign currency translation	(72,129)
Effective interest adjustment	20,207
Others	36,799
Ending balance	1,948,541
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	88,512
Cash flows from financing activities	(62,200)
Gain or loss on foreign currency translation	5,362
Others	51,757
Ending balance	₩ 83,431